Shareholder's Equity - Additional Information (Detail) - USD ($)								4 Months Ended	6 Months Ended
	Mar. 05, 2021	Dec. 07, 2020	Nov. 10, 2020	Oct. 26, 2020	Oct. 21, 2020	Oct. 16, 2020	Sep. 10, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Class of Stock [Line Items]
Common stock par or stated value per share									$ 0.01	$ 0.01
Common stock shares authorised									1,000	1,000
Percentage of the common stock outstanding								20.00%
Common Stock [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues	1,000
Common Stock [Member] | Sponsor [Member] | Stock Subscription Receivable [Member]
Class of Stock [Line Items]
Stock issued during period value new issues	$ 10
Cerberus Telecom Acquisition Corp [Member]
Class of Stock [Line Items]
Stock issued during period value new issues								$ 251,169,195
Preferred stock shares authorised								5,000,000	5,000,000
Preferred stock shares issued								0	0
Preferred stock shares outstanding								0	0
Temporary Equity, Shares Outstanding								23,477,448	22,604,917
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock par or stated value per share								$ 0.0001	$ 0.0001
Common stock shares authorised								500,000,000	500,000,000
Common stock and temporary stock shares issued								26,735,238
Common stock shares issued								26,735,238	26,735,238
Common stock shares outstanding								26,735,238	26,735,238
Stock issued during period shares new issues								25,916,900
Stock issued during period value new issues								$ 2,592
Temporary Equity, Shares Outstanding								23,477,448	22,604,917
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member] | Sponsor [Member] | Including Initial Public Offer And Excluding Units Issued in Private Placement [Member]
Class of Stock [Line Items]
Percentage of the common stock outstanding								20.00%	20.00%
Common stock shares conversion ratio from one class to another								1
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock par or stated value per share			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorised								50,000,000	50,000,000
Common stock shares issued								6,479,225
Common stock and temporary stock shares outstanding								26,735,238
Common stock shares outstanding					7,187,500			6,479,225	6,479,225
Stock issued during the period shares for services							11,500,000	7,187,500
Share based compensation shares forfeited during the period		708,275	708,275		1,437,500	2,875,000		708,275
Share based compensation value forfeited during the period					$ 0	$ 0
Common stock shares subject to forfeiture				937,500	937,500			937,500	937,500
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member] | Director Election Before Business Combination [Member]
Class of Stock [Line Items]
Common stock shares specific voting rights								right to vote on the election of the Company’s directors prior to the initial Business Combination	right to vote on the election of the Company’s directors prior to the initial Business Combination.
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock shares issued								6,479,225
Common stock shares outstanding								6,479,225
Percentage of the common stock outstanding					20.00%				20.00%